Derivative Instruments and Hedging Activities - Derivatives Effect on Statement of Operations and Comprehensive Loss (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Total direct operating expense on consolidated statements of operations	$ 355.8	$ 362.1	$ 1,886.7	$ 2,207.9	$ 1,922.1
Total interest expense on consolidated statements of operations	58.6	49.9	222.5	162.6	115.0
Forward exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in accumulated other comprehensive (income) loss	0.2	(2.5)
Gain (loss) reclassified from accumulated other comprehensive (income) loss	(1.0)	0.4
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in accumulated other comprehensive (income) loss	3.5	27.1
Gain (loss) reclassified from accumulated other comprehensive (income) loss	10.9	9.1
Loss reclassified from accumulated other comprehensive income (loss) into interest expense	$ (1.6)	$ (1.9)
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Total direct operating expense on combined statements of operations			1,886.7	2,207.9	1,922.1
Total interest expense on consolidated statements of operations			222.5	162.6	115.0
Cash Flow Hedging | Designated as Hedging Instrument | Forward exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in accumulated other comprehensive (income) loss			(5.8)	1.7	1.7
Gain (loss) reclassified from accumulated other comprehensive (income) loss			(0.3)	(0.3)	(0.2)
Cash Flow Hedging | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in accumulated other comprehensive (income) loss			36.3	81.1	66.5
Gain (loss) reclassified from accumulated other comprehensive (income) loss			41.8	1.4	(15.0)
Cash Flow Hedging | Not Designated as Hedging Instrument | Interest rate swaps | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from accumulated other comprehensive (income) loss			$ (7.2)	$ (11.8)	$ (33.8)